S000004423 [Member] Annual Fund Operating Expenses - Ultra-Small Company Fund - Class N	Jun. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.31%
Expenses (as a percentage of Assets)	1.21%